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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, P.O. Box 209, Muscatine, Iowa	52761
(Address of principal executive offices)	(Zip code)

Robert H. Solt, 2610 Park Avenue, P.O. Box 209, Muscatine, Iowa 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: (563) 288-2773

Date of fiscal year end: 12/31

Date of reporting period: 07/01/06 – 06/30/07

2007                                                                                                                                                       PROXY VOTING RECORD

PTRFX PAGFX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP #	SHAREHOLDER MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT

PTRFX	William Blair International Growth I shares	BIGIX	093001774	11/30/2006	Election of 8 Trustees to the Board of Trusteess	William Blair Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFTRX	Dodge & Cox Balanced Fund	DODBX	256201104	4/17/2007	Amend Fund’s investment restrictions.	Dodge & Cox Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFTRX	Dodge & Cox Stock Fund	DODGX	256219106	4/17/2007	Amend Fund’s investment restrictions	Dodge & Cox Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFTRX	Dodge & Cox International Stock Fund	DODFX	256206103	4/17/2007	Amend Fund’s investment restrictions	Dodge & Cox Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFAGX	Lazard Emerging Markets Fund	LZEMX	52106N889	4/26/2007	Election of three Directors	Lazard Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFAGX	American Century International Opportunities Fund	AIOIX	25086745	6/27/2007	Election of nine Directors	American Century Investments	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PFAGX	Goldman Sachs Growth & Income Fund (Inst.)	GSIIX	38141W414	8/3/2007	Election of eight Trustees of the Trust	Goldman Sachs Trust	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pearl Mutual Funds

By (Signature and Title)*	/s/ Robert H. Solt
Robert H. Solt, President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and Treasurer

By (Signature and Title)*	/s/ David M. Stanley
David M. Stanley, Secretary

Date August 21, 2007

*	Print the name and title of each signing officer under his or her signature.